Operating expenses	12 Months Ended
Oct. 31, 2022
Disclosure Of Operating Expenses [Abstract]
Operating expenses [Text Block]

16. Operating expenses

(a) General and administration

The components of general and administration expenses are as follows:

	2022	2021	2020
General and administration	$59,938	$86,186	$49,702
Rent and occupancy	50,907	15,536	37,153
Office insurance	1,696	753	2,024
Investor relations, listing and filing fees	64,769	53,029	49,537
Telephone	8,056	-	15,591
	$185,366	$155,504	$154,007

(i) Rent subsidy

The Government of Canada announced the Canada Emergency Rent Subsidy (CERS) to support eligible businesses by covering part of their commercial rent or property expenses. For the year ended October 31, 2022, the Company recognized $nil (2021 - $38,440 CDN ($30,613 USD)) (2020 - $nil) of rent subsidy under this program, which has been recorded as a reduction of rent and occupancy expenses in the consolidated statements of operations and comprehensive loss. This program ran from September 27, 2020 to October 23, 2021.

(b) Professional, other fees and salaries

The components of professional, other fees and salaries expenses are as follows:

	2022	2021	2020
Professional fees	$110,933	$107,554	$148,926
Consulting fees	69,563	132,793	138,123
Salaries and benefits	467,214	184,138	175,075
	$647,710	$424,485	$462,124

(i) Wage subsidy

The Canada Emergency Wage Subsidy (CEWS) was announced by the Government of Canada on March 27, 2020 to enable companies negatively impacted by COVID-19 to re-hire workers. Under this program, qualifying business can receive a subsidy for a portion of their employees' wages. For the year ended October 31, 2022, the Company recognized $nil (2021 - $167,388 CDN ($133,699 USD)) (2020 - $85,455 CDN ($63,792 USD))of wage subsidy under this program, which has been recorded as a reduction of salaries expenses in the consolidated statements of operations and comprehensive loss. This program concluded on October 23, 2021.